Condensed Consolidated Statements Of Operations And Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from contracts with customers	$ 25,879
Research and development expenses	(37,511)	(26,494)
General and administrative expenses	(19,290)	(19,097)
Operating loss	(30,922)	(45,591)
Financial income	18
Financial expense	(622)	(23)
Foreign exchange differences, net	1,126	496
Loss before income taxes	(30,400)	(45,118)
Income taxes	(26)
Net loss	(30,426)	(45,118)
OTHER CONSOLIDATED COMPREHENSIVE INCOME OR LOSS, NET OF INCOME TAX
Remeasurement of net pension liabilities	830	508
Total items that will not be reclassified subsequently to profit or loss	830	508
Exchange differences arising on translation of foreign operations	(3,448)	(113)
Total items that may be reclassified subsequently to profit or loss	(3,448)	(113)
Total other comprehensive gain /(loss), net of income tax	(2,618)	395
Total comprehensive loss	$ (33,044)	$ (44,723)
LOSS PER SHARE
Basic net loss per share (in USD)	$ (0.86)	$ (2.26)
Diluted net loss per share (in USD)	$ (0.86)	$ (2.26)